Segment information - Geographical information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographic information
Number of operating segments | segment	1
Number of reporting segments | segment	1
Revenue from contracts with customers	$ 2,468	$ 2,194	$ 1,582
Philippines
Disclosure of geographic information
Revenue from contracts with customers	448	344	287
United States
Disclosure of geographic information
Revenue from contracts with customers	401	311	208
Germany
Disclosure of geographic information
Revenue from contracts with customers	275	312	242
Guatamela
Disclosure of geographic information
Revenue from contracts with customers	224	185	152
Canada
Disclosure of geographic information
Revenue from contracts with customers	217	188	139
Net long-lived assets	2,373	2,543
El Salvador
Disclosure of geographic information
Revenue from contracts with customers	140	121	111
Bulgaria
Disclosure of geographic information
Revenue from contracts with customers	129	124	104
Spain
Disclosure of geographic information
Revenue from contracts with customers	127	130	82
Ireland
Disclosure of geographic information
Revenue from contracts with customers	98	111	92
Other
Disclosure of geographic information
Revenue from contracts with customers	409	368	$ 165
Net long-lived assets	$ 434
Outside of Canada
Disclosure of geographic information
Net long-lived assets		$ 400